Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Summary of Income Tax Rate

[a]	The provision for income taxes differs from the expense that would be obtained by applying the Canadian statutory income tax rate as a result of the following:

	2022	2021
Canadian statutory income tax rate	26.5%	26.5%
Net effect of losses not benefited	7.7	1.8
Tax on repatriation of foreign earnings	5.3	2.9
Impairment of investments [note 2]	1.0	—
Foreign rate differentials	0.6	(3.9)
Reserve for uncertain tax positions	0.4	(2.5)
Foreign exchange re-measurement [i]	(0.6)	1.2
Re-measurement of deferred tax assets [ii]	(0.8)	1.5
Earnings of equity accounted investees	(1.6)	(1.3)
Valuation allowance on deferred tax assets	(2.2)	(0.7)
Deductible inflationary adjustments	(3.3)	(1.2)
Research and development tax credits	(7.1)	(3.4)
Others	1.1	(0.6)

Effective income tax rate	27.0%	20.3%

[i]
Includes foreign exchange gains reported on U.S. dollar denominated assets for Mexican tax purposes that are not recognized for GAAP purposes and losses related to the re-measurement
of financial statement balances of foreign subsidiaries, primarily in Mexico, that are maintained in a currency other than their functional currency.

[ii]	Includes the re-measurement of deferred tax assets of certain European subsidiaries in 2022 and a Chinese subsidiary in 2021.

Details of Income before Income Taxes by Jurisdiction
[b]	The details of income before income taxes by jurisdiction are as follows:

	2022	2021
Canadian	$(57)	$220
Foreign	935	1,728

	$878	$1,948

Details of Income Tax Provision
[c]	The details of the income tax provision are as follows:

	2022	2021
Current
Canadian	$5	$63
Foreign	452	408

	457	471

Deferred
Canadian	(25)	(4)
Foreign	(195)	(72)

	(220)	(76)

	$237	$395

Summary of Deferred Income Taxes Provided on Temporary Differences

[d]	Deferred income taxes have been provided on temporary differences, which consist of the following:

	2022	2021
Liabilities currently not deductible for tax	$17	$5
Net tax losses benefited	10	(22)
Re-measurement of deferred tax assets	(7)	28
Change in valuation allowance on deferred tax assets	(19)	(13)
Tax depreciation (less than) in excess of book depreciation	(21)	(30)
Tax on undistributed foreign earnings	(34)	43
Unrealized (loss) gain on remeasurement of investments	(48)	3
Book amortization in excess of tax amortization	(89)	(58)
Others	(29)	(32)

	$(220)	$(76)

Summary of Deferred Tax Assets and Liabilities
[e]	Deferred tax assets and liabilities consist of the following temporary differences:

	2022	2021
Assets
Tax benefit of loss carryforwards	$760	$766
Operating lease liabilities	367	409
Liabilities currently not deductible for tax	269	219
Tax credit carryforwards	87	84
Other assets tax value in excess of book values	87	—
Unrealized loss on foreign exchange hedges and retirement liabilities	70	59
Unrealized losses on remeasurement of investments	37	—
Others	29	30

	1,706	1,567
Valuation allowance against tax benefit of loss carryforwards	(579)	(586)
Other valuation allowance	(198)	(125)

	$929	$856

Liabilities
Operating lease right-of-use assets	372	415
Tax depreciation in excess of book depreciation	186	228
Tax on undistributed foreign earnings	171	206
Unrealized gain on foreign exchange hedges and retirement liabilities	21	11
Unrealized gain on remeasurement of investments	—	12
Other assets book value in excess of tax values	—	3

	750	875

Net deferred tax assets (liabilities)	$179	$(19)

Net Deferred Tax Liabilities Presented on Consolidated Balance Sheet
The net deferred tax liabilities are presented on the consolidated balance sheet in the following categories:

	2022	2021
Long-term deferred tax assets	$491	$421
Long-term deferred tax liabilities	(312)	(440)

	$179	$(19)

Summary of Changes in Gross Unrecognized Tax Benefits
[i]
As at December 31, 2022 and 2021, the Company’s gross unrecognized tax benefits were $142 million, respectively [excluding interest and penalties], of which $
135
 million and $
126
 million, respectively, if recognized, would affect the Company’s effective tax rate. The gross unrecognized tax benefits differ from the amount that would affect the Company’s effective tax rate due primarily to the impact of the valuation allowance on deferred tax assets. A summary of the changes in gross unrecognized tax benefits is as follows:

	2022	2021
Balance, beginning of year	$142	$182
Increase based on tax positions related to current year	52	11
(Decrease) Increase based on tax positions of prior years	(17)	2
Settlements	(10)	(5)
Foreign currency translation	(4)	(5)
Statute expirations	(21)	(43)

	$142	$142